COMMITMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
COMMITMENTS

23.	COMMITMENTS

At December 31 2024, the Company had capital commitments of CNY2,432 (December 31 2023: CNY 2,432) associated with mineral exploration for the Zimbabwean lithium mine. The corresponding capital expenditures will be paid along with the progress of the exploration works once the mine formally enters into the exploration phase.